OPERATING SEGMENTS - Capital expenditure reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Capital expenditures	Rp (24,436)	Rp (32,858)	Rp (34,146)
Operating Segments.
Disclosure of operating segments [line items]
Total segment capital expenditure	(24,317)	(32,852)	(33,981)
Capital expenditure from other non-operating segments	(132)	(116)	(175)
Capital expenditures	(24,317)	(32,852)	(33,981)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
IFRS reconciliation	Rp 13	Rp 110	Rp 10